                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                                    811-08457

Exact name of registrant as specified in charter:                      Delaware Group Foundation Funds

Address of principal executive offices:                                2005 Market Street
                                                                       Philadelphia, PA 19103

Name and address of agent for service:                                 Richelle S. Maestro, Esq.
                                                                       2005 Market Street
                                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:                    (800) 523-1918

Date of fiscal year end:                                               September 30

Date of reporting period:                                              June 30, 2005


ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)


DELAWARE BALANCED ALLOCATION PORTFOLIO

June 30, 2005

                                                                                                      NUMBER OF         MARKET
                                                                                                      SHARES            VALUE
AFFILIATED INVESTMENT COMPANIES- 97.41%
Equity Funds - 68.22%
Delaware Group Equity Funds II - Delaware Value Fund                                                     911,855        $10,039,525
Delaware Group Equity Funds IV - Delaware Diversified Growth Fund                                      1,122,537          7,251,589
Delaware Group Equity Funds V - Delaware Small Cap Value Fund                                             17,260            654,172
Delaware Group Global & International Funds -
  Delaware Emerging Markets Fund                                                                          61,798            973,312
  Delaware International Value Equity Fund                                                               205,072          3,482,115
+Voyageur Mutual Funds III - Delaware Select Growth Fund                                                  67,212          1,521,014
                                                                                                                        -----------
                                                                                                                         23,921,727
                                                                                                                        -----------
Fixed Income Funds - 29.19%
Delaware Group Government Funds - Delaware American Government Bond Fund                                 748,185          5,843,327
Delaware Group Income Funds - Delaware Corporate Bond Fund                                               428,581          2,498,630
Delaware Group Limited-Term Government Funds - Delaware Limited-Term Government Fund                     224,613          1,893,491
                                                                                                                        -----------
                                                                                                                         10,235,448
                                                                                                                        -----------
TOTAL AFFILIATED INVESTMENT COMPANIES (COST $29,376,040)                                                                 34,157,175
                                                                                                                        ===========
                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
REPURCHASE AGREEMENTS- 5.47%
With BNP Paribas 2.70% 7/1/05 (dated 6/30/05, to be repurchased at $1,199,090, collateralized by $114,000 U.S. Treasury Bills due 7/7/05, market value
$114,238, $222,000 U.S. Treasury Bills due 8/18/05, market value $221,308,
$118,000 U.S. Treasury Bills due 9/15/05, market value $117,457, $501,000 U.S.
Treasury Bills due 12/29/05, market value $492,601, $73,000 U.S. Treasury Notes
1.875% due 1/31/06, market value $73,384, $33,000 U.S. Treasury Notes 2.00% due
5/15/06, market value $33,040, $117,000 U.S. Treasury Notes 3.375% due 2/15/08,
market value $117,821, and $53,000 U.S. Treasury
Notes 3.50% due 11/15/06, market value $53,592)                                                       $1,199,000          1,199,000

With UBS Warburg 2.70% 7/1/05
(dated 6/30/05, to be repurchased at $718,054,
collateralized by $250,000 U.S. Treasury Bills due
10/13/05, market value $248,103, $66,000
U.S. Treasury Bills due 12/22/05, market value
$65,275, and $417,000 U.S. Treasury Notes
2.00% due 8/31/05, market value $419,219)                                                                718,000            718,000
                                                                                                                        -----------
TOTAL REPURCHASE AGREEMENTS (COST $1,917,000)                                                                             1,917,000
                                                                                                                        -----------


TOTAL MARKET VALUE OF SECURITIES - 102.88%
   (cost $31,293,040)                                                                                                    36,074,175
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (2.88%)                                                    (1,009,330)
                                                                                                                        -----------
NET ASSETS APPLICABLE TO 3,713,411 SHARES OUTSTANDING - 100.00%                                                         $35,064,845
                                                                                                                        ===========
+Non-income producing security for the period ended June 30, 2005.

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES- The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Foundation Funds - Delaware Balanced Allocation Portfolio (the "Portfolio").

SECURITY VALUATION - The market value of the Portfolio's investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange
(NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income includes short-term capital gain distributions received from the Underlying Funds. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS - At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Cost of investments                         $31,653,619
                                            -----------
Aggregate unrealized appreciation           $ 4,532,772
Aggregate unrealized depreciation              (112,216)
                                            -----------
Net unrealized appreciation                 $ 4,420,556
                                            -----------

For federal income tax purposes, at September 30, 2004, capital loss carryforwards of $1,494,984 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,769 expires in 2010, $70,441 expires in 2011, and $1,422,774 expires in 2012.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE GROWTH ALLOCATION PORTFOLIO

June 30, 2005

                                                                                                      NUMBER OF          MARKET
                                                                                                      SHARES             VALUE
AFFILIATED INVESTMENT COMPANIES- 94.78%
Equity Funds - 82.06%
Delaware Group Equity Funds II - Delaware Value Fund                                                     967,914        $10,656,731
Delaware Group Equity Funds IV - Delaware Diversified Growth Fund                                      1,474,590          9,525,849
Delaware Group Equity Funds V - Delaware Small Cap Value Fund                                             51,946          1,968,744
Delaware Group Global & International Funds -
  Delaware Emerging Markets Fund                                                                         106,243          1,673,327
  Delaware International Value Equity Fund                                                               407,674          6,922,311
+Voyageur Mutual Funds III - Delaware Select Growth Fund                                                 131,768          2,981,913
                                                                                                                         ----------
                                                                                                                         33,728,875
                                                                                                                         ----------
Fixed Income Funds - 12.72%
Delaware Group Government Funds - Delaware American Government Bond Fund                                 389,103          3,038,896
Delaware Group Income Funds -
   Delaware Corporate Bond Fund                                                                          201,848          1,176,774
   Delaware High-Yield Opportunities Fund                                                                181,630            784,640
Delaware Group Limited-Term Government Funds - Delaware Limited-Term Government Fund                      27,167            229,018
                                                                                                                         ----------
                                                                                                                          5,229,328
                                                                                                                         ----------
TOTAL AFFILIATED INVESTMENT COMPANIES (COST $32,970,542)                                                                 38,958,203
                                                                                                                         ==========
                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
REPURCHASE AGREEMENTS- 5.48%
With BNP Paribas 2.70% 7/1/05 (dated 6/30/05, to be repurchased at $1,410,106, collateralized by $134,000 U.S. Treasury Bills due 7/7/05, market value
$134,320, $261,000 U.S. Treasury Bills due 8/18/05, market value $260,213,
$139,000 U.S. Treasury Bills due 9/15/05, market value $138,105, $589,000 U.S.
Treasury Bills due 12/29/05, market value $579,198, $86,000 U.S. Treasury Notes
1.875% due 1/31/06, market value $86,285, $39,000 U.S. Treasury Notes 2.00% due
5/15/06, market value $38,848, $138,000 U.S. Treasury Notes 3.375% due 2/15/08,
market value $138,533, and $63,000 U.S. Treasury
Notes 3.50% due 11/15/06, market value $63,013)                                                        $1,410,000         1,410,000

With UBS Warburg 2.70% 7/1/05
(dated 6/30/05, to be repurchased at $844,063,
collateralized by $294,000 U.S. Treasury Bills due
10/13/05, market value $291,718, $78,000
U.S. Treasury Bills due 12/22/05, market value
$76,750, and $491,000 U.S. Treasury Notes
2.00% due 8/31/05, market value $492,916)                                                  844,000                          844,000
                                                                                                                         ----------
TOTAL REPURCHASE AGREEMENTS (COST $2,254,000)                                                                             2,254,000
                                                                                                                         ----------


TOTAL MARKET VALUE OF SECURITIES - 100.26%
   (cost $35,224,542)                                                                                                    41,212,203
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (0.26%)                                                     (108,020)
                                                                                                                        -----------
NET ASSETS APPLICABLE TO 4,300,940 SHARES OUTSTANDING - 100.00%                                                         $41,104,183
                                                                                                                        ===========
+Non-income producing security for the period ended June 30, 2005.

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES- The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Foundation Funds - Delaware Growth Allocation Portfolio (the "Portfolio").

SECURITY VALUATION - The market value of the Portfolio's investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange
(NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income includes short-term capital gain distributions received from the Underlying Funds. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS - At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Cost of investments                         $35,883,117
                                            -----------
Aggregate unrealized appreciation           $ 5,335,876
Aggregate unrealized depreciation                (6,790)
                                            -----------
Net unrealized appreciation                 $ 5,329,086
                                            ------------

For federal income tax purposes, at September 30, 2004, capital loss carryforwards of $363,460 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $920 expires in 2009, $70 expires in 2010, $210,425 expires in 2011, and $152,045 expires in
2012.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE INCOME ALLOCATION PORTFOLIO

June 30, 2005

                                                                                                     NUMBER OF          MARKET
                                                                                                     SHARES             VALUE
AFFILIATED INVESTMENT COMPANIES- 96.69%
Equity Funds - 45.78%
Delaware Group Equity Funds II - Delaware Value Fund                                                     549,181         $6,046,480
Delaware Group Equity Funds IV - Delaware Diversified Growth Fund                                        728,132          4,703,734
Delaware Group Equity Funds V - Delaware Small Cap Value Fund                                              8,966            339,804
Delaware Group Global & International Funds -
  Delaware Emerging Markets Fund                                                                          22,680            357,205
  Delaware International Value Equity Fund                                                               117,140          1,989,043
Delaware Pooled Trust - Delaware REIT Fund                                                                    19                426
+Voyageur Mutual Funds III - Delaware Select Growth Fund                                                  39,864            902,125
                                                                                                                        -----------
                                                                                                                         14,338,817
                                                                                                                        -----------
Fixed Income Funds - 50.91%
Delaware Group Government Funds - Delaware American Government Bond Fund                               1,137,339          8,882,616
Delaware Group Income Funds -
   Delaware Corporate Bond Fund                                                                          466,526          2,719,849
   Delaware High-Yield Opportunities Fund                                                                737,508          3,186,035
Delaware Group Limited-Term Government Funds - Delaware Limited-Term Government Fund                     137,345          1,157,814
                                                                                                                        -----------
                                                                                                                         15,946,314
                                                                                                                        -----------
TOTAL AFFILIATED INVESTMENT COMPANIES (COST $28,244,545)                                                                 30,285,131
                                                                                                                        ===========
                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
REPURCHASE AGREEMENTS- 3.85%
With BNP Paribas 2.70% 7/1/05 (dated 6/30/05, to be repurchased at $753,056, collateralized by $72,000 U.S. Treasury Bills due 7/7/05, market value $71,749,
$140,000 U.S. Treasury Bills due 8/18/05, market value $138,996, $74,000 U.S.
Treasury Bills due 9/15/05, market value $73,771, $314,000 U.S. Treasury Bills due 12/29/05, market value $309,386, $46,000 U.S. Treasury Notes 1.875% due
1/31/06, market value $46,090, $21,000 U.S. Treasury Notes 2.00% due 5/15/06,
market value $20,751, $74,000 U.S. Treasury Notes 3.375% due 2/15/08, market value $73,999, and $34,000 U.S. Treasury
Notes 3.50% due 11/15/06, market value $33,659)                                                         $753,000            753,000

With UBS Warburg 2.70% 7/1/05
(dated 6/30/05, to be repurchased at $451,034,
collateralized by $157,000 U.S. Treasury Bills due
10/13/05, market value $155,825, $42,000
U.S. Treasury Bills due 12/22/05, market value
$40,997, and $262,000 U.S. Treasury Notes
2.00% due 8/31/05, market value $263,297)                                                                451,000            451,000
                                                                                                                        -----------
TOTAL REPURCHASE AGREEMENTS (COST $1,204,000)                                                                             1,204,000
                                                                                                                        -----------


TOTAL MARKET VALUE OF SECURITIES - 100.54%
   (cost $29,448,545)                                                                                                    31,489,131
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (0.54%)                                                     (168,160)
                                                                                                                        -----------
NET ASSETS APPLICABLE TO 3,555,179 SHARES OUTSTANDING - 100.00%                                                         $31,320,971
                                                                                                                        ===========
+Non-income producing security for the period ended June 30, 2005.

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES- The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Foundation Funds - Delaware Income Allocation Portfolio (the "Portfolio").

SECURITY VALUATION - The market value of the Portfolio's investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange
(NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income includes short-term capital gain distributions received from the Underlying Funds. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS - At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Cost of investments                          $29,584,460
                                             -----------
Aggregate unrealized appreciation            $ 1,922,668
Aggregate unrealized depreciation                (17,977)
                                             -----------
Net unrealized appreciation                  $ 1,904,671
                                             -----------

For federal income tax purposes, at September 30, 2004, capital loss carryforwards of $1,215,163 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $32,119 expires in 2009, $598,197 expires in 2010, $98,581 expires in 2011, and $486,266 expires in 2012.

ITEM 2.  CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                 CERTIFICATION

I, Jude T. Driscoll, certify that:

1.       I have reviewed this report on Form N-Q of Delaware Group Foundation
         Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JUDE T. DRISCOLL
-------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  August 29, 2005

                                 CERTIFICATION

I, Michael P. Bishof, certify that:

1.       I have reviewed this report on Form N-Q of Delaware Group Foundation
         Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


MICHAEL P. BISHOF
------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  August 29, 2005

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP FOUNDATION FUNDS

JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  August 29, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  August 29, 2005


MICHAEL P. BISHOF
------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  August 29, 2005